Note 19 - Comparative Balances	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
19.	Comparative balances:
Certain comparative balances have been reclassified to conform with the financial statement presentation adopted in the current period.